VARIABLE INTEREST ENTITIES	12 Months Ended
Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Disclosure Of Variable Interest Entities [Text Block]
NOTE 20. Variable Interest Entities

The Company reports its VIEs’ portion of consolidated net income (loss) and stockholders’ equity as non-controlling interests in the consolidated financial statements.

Summary information regarding consolidated VIEs is as follows:

	June 30, 2016	June 30, 2017	June 30, 2017
	RMB	RMB	U.S. Dollars
ASSETS
Current Assets
Cash and cash equivalents	¥619,430	¥3,506,540	$517,386
Notes receivable	4,660,177	6,112,960	901,960
Trade accounts receivable, net	38,097,626	39,425,911	5,817,245
Purchase advances, net	1,323,305	11,476,000	1,693,270
Other assets	25,584,030	7,450,483	1,099,310
Total current assets	¥70,284,568	¥67,971,894	$10,029,171

Non-current assets	5,113,193	2,757,404	406,852
Total Assets	¥75,397,761	¥70,729,298	$10,436,023

LIABILITIES
Trade accounts payable	¥7,540,430	¥8,352,870	$1,232,456
Taxes payable	755,881	684,721	101,030
Other liabilities	19,025,594	16,372,863	2,415,796
Total current liabilities	27,321,905	25,410,454	3,749,282
Total Liabilities	¥27,321,905	¥25,410,454	$3,749,282

The financial performance of VIEs reported in the consolidated statement of operations and comprehensive loss for the year ended June 30, 2015 includes revenues of ¥51,512,900, operating expenses of ¥34,257,359, and net loss of ¥21,882,903. The financial performance of VIEs reported in the consolidated statement of operations and comprehensive loss for the year ended June 30, 2016 includes revenues of ¥42,728,277, operating expenses of ¥31,590,843, and net loss of ¥25,481,256. The financial performance of VIEs reported in the consolidated statement of operations and comprehensive loss for the year ended June 30, 2017 includes revenues of ¥60,054,462 ($8,860,963), operating expenses of ¥18,074,743 ($2,666,906), and net loss of ¥2,757,013 ($406,794).